Annual Total Returns[BarChart] - Growth Stock Portfolio - Growth Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.30%)	12.94%	35.86%	9.02%	6.01%	2.47%	24.27%	1.26%	29.68%	34.97%